LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2015
Gain/(Loss) on sale of assets and deferred gains [Abstract]
LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2015	2014	2013
Net loss on sale of vessels	2,062	—	—
Loss on sale of newbuilding contracts	8,858	—	—
Amortization of deferred gains	(132)	—	—
	10,788	—	—

In April 2015, we agreed to the sale of four newbuilding Capesize vessels, two of the vessels Front Atlantic and Front Baltic were sold in August and November, respectively, and a loss of $2.2 million and a gain of $0.1 million, respectively were recorded.

In November 2015, we entered into an agreement with New Times Shipbuilding Co. Ltd in China to convert two Capesize dry bulk newbuildings to Suezmax oil tanker newbuildings, with expected delivery in the first quarter of 2017. On November 23, 2015, we agreed to sell these newbuilding contracts to Frontline for $1.9 million. The sale was completed on December 31, 2015 and we recognized a loss of $8.9 million.